Trade payables and accrued expenses (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Trade Payables and Accrued Expenses

Trade payables and accrued expenses consist of the following:

	As at March 31,
	2017		2018
Trade payables	₹	23,452	₹	24,406
Accrued expenses		42,034		45,632
Liabilities directly associated with assets held for sale		—		(1,909)

	₹	65,486	₹	68,129